Document and Entity Information	Jul. 31, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001694426
Document Type	8-K
Document Period End Date	Jul. 31, 2024
Entity Registrant Name	DELEK US HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38142
Entity Tax Identification Number	35-2581557
Entity Address, Address Line One	310 Seven Springs Way
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	(615)
Local Phone Number	771-6701
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	DK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false